Derivatives and Hedging Activities (Narrative) (Details) (Designated as Hedging Instrument [Member], Cash Flow Hedging [Member], Interest Rate Swap [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Amount required to settle its obligations under the agreement at its aggregate termination value incase of breach	$ 4.1
Interest Expense [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimate of Time to Transfer	12 months
Reclassified from other comprehensive income as an increase to interest expense	$ 1.5